Accounts receivable, net - Allowance for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable, net
Balance at beginning of the year	¥ (32,866)	¥ (31,606)	¥ (33,465)
Additions	(1,882)	(4,019)	(5,741)
Reversals	377	1,776	6,779
Write offs	42	983	821
Balance at end of the year	(34,329)	(32,866)	¥ (31,606)
Carry forward of allowance for credit losses	¥ 23,100	¥ 23,100